SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Sit U.S. Government Securities Fund

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Mortgage Pass-Through Securities - 19.9%

Federal Home Loan Mortgage Corporation - 6.2%
884,178	4.50	7/1/52	855,907
2,091,082	4.50	2/1/55	2,009,008
229,408	5.00	5/1/42	230,246
86,129	5.00	12/1/48	86,595
357,810	5.50	9/1/52	362,674
38,359	5.82	10/1/37	39,815
2,147,267	6.00	11/1/38	2,206,305
543,341	6.00	2/1/54	548,204
967,787	6.50	11/1/53	1,001,521
36,981	6.88	2/17/31	37,526
1,719,470	7.00	10/1/37	1,817,741
982,166	7.00	10/1/38	1,038,299
787,466	7.00	3/1/39	833,867
951,323	7.00	11/1/53	1,004,653

			12,072,361

Federal National Mortgage Association - 10.5%
122,798	3.50	10/1/34	118,408
2,152,852	4.00	4/1/54	2,016,810
3,997,380	4.50	7/1/52	3,871,315
4,803,615	4.50	9/1/52	4,647,563
3,973,613	4.50	3/1/55	3,817,649
336,219	4.50	9/1/57	323,044
66,694	5.00	4/1/33	66,456
305,392	5.00	11/1/39	308,426
158,140	5.00	6/1/40	159,711
823,612	5.00	7/1/40	831,798
145,633	5.00	7/1/41	147,080
300,224	5.00	2/1/44	303,428
1,421,185	5.00	7/1/52	1,387,422
915,563	5.50	11/1/52	943,014
628,073	5.93	5/1/35	626,394
703,279	6.00	2/1/54	709,572

			20,278,090
Government National Mortgage Association - 3.2%
381,814	5.00	7/20/49	378,669
215,340	5.50	5/20/40	221,622
558,104	5.50	8/20/62	560,797
1,708,292	6.00	12/20/52	1,766,754
1,559,006	6.00	8/20/62	1,591,327
6,757	6.50	12/20/38	6,764
1,578,202	7.00	12/20/52	1,649,579

			6,175,512

Total Mortgage Pass-Through Securities			38,525,963
(cost: $38,558,113)

U.S. Treasury / Federal Agency Securities - 5.1%
U.S. Treasury Bonds:

2,850,000	3.63	2/15/53	2,289,574
U.S. Treasury Inflation Indexed Notes:

1,942,938	1.25	4/15/28	1,912,024
U.S. Treasury Notes:

1,000,000	4.00	11/15/35	969,063
2,300,000	4.25	1/31/30	2,306,199
1,800,000	4.25	11/15/34	1,785,164
600,000	4.38	5/15/34	601,242

Total U.S. Treasury / Federal Agency Securities			9,863,266
(cost: $10,276,395)

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

Collateralized Mortgage Obligations - 72.6%

Federal Home Loan Mortgage Corporation - 16.8%
1,039,025	4.00	5/15/48		974,224
4,571,180	4.50	9/25/53		4,529,401
923,277	4.54	7/25/32	[1]	859,294
567,356	5.00	10/25/48		566,880
1,419,710	5.00	2/25/51		1,387,708
4,564,398	5.00	11/25/50	[1]	4,395,171
2,001,953	5.23	5/25/43		1,886,219
1,180,154	5.50	6/25/48		1,183,409
862,480	5.50	11/25/50		865,654
3,736,012	5.50	6/25/51		3,764,022
262,555	5.75	8/15/35		266,547
254,233	6.00	4/15/30		259,464
718,277	6.00	6/15/37		751,378
749,742	6.00	9/15/42		755,462
2,080,676	6.00	9/25/52		2,143,466
219,676	6.50	6/25/32		221,302
240,328	6.50	8/15/39		253,253
721,380	6.50	2/25/43		758,221
638,433	6.50	10/25/43		646,038
1,219,995	6.50	8/15/45		1,317,282
566,704	7.00	12/15/40		615,421
1,070,937	7.00	3/25/43		1,125,317
1,693,456	7.00	7/25/43		1,765,153
810,347	7.00	3/15/49		856,879
400,094	7.50	9/25/43		410,697

				32,557,862

Federal National Mortgage Association - 16.3%
29,233	4.00	7/25/40		29,103
455,670	4.50	8/25/54		446,894
1,391,187	5.00	7/25/33		1,387,426
2,780,045	5.00	11/25/50		2,701,545
2,800,171	5.00	12/25/50		2,791,373
330,558	5.00	1/25/51		328,062
1,469,507	5.00	3/25/55		1,448,050
312,610	5.36	6/25/42		316,762
436,469	5.50	6/25/40		446,435
773,767	5.50	1/25/49		777,079
955,647	5.62	11/25/33		949,116
248,868	5.75	8/25/33		249,138
59,805	6.00	11/25/32		61,365
387,771	6.00	9/25/35		400,402
329,002	6.00	10/25/36		337,409
865,150	6.00	11/25/43		874,954
1,290,719	6.00	6/25/44		1,309,350
293,995	6.00	8/25/44		298,425
1,354,872	6.00	10/25/53		1,375,189
1,540,269	6.50	11/25/41		1,554,177
808,131	6.50	7/25/42		834,971
1,435,724	6.50	12/25/43		1,460,626
662,260	6.59	9/25/37	[1]	652,486
305,433	6.65	8/25/37	[1]	304,428
234,645	6.75	4/25/37		234,825
683,479	7.00	12/25/33		709,890
515,461	7.00	6/19/41	[1]	516,455

JUNE 30, 2026	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

745,306	7.00	12/25/41		771,379
901,477	7.00	6/25/42	[1]	896,287
542,905	7.00	7/25/42		561,196
509,029	7.00	2/25/44		518,475
513,404	7.00	4/25/49		542,820
197,148	7.50	10/25/40		197,467
672,117	7.50	11/25/40		670,154
944,266	7.50	7/25/41		970,055
230,377	7.50	1/25/42		244,898
397,628	7.50	5/25/42		420,908
480,708	7.50	2/25/44		485,668
292,155	7.50	5/25/44		314,852
1,968,069	7.50	1/25/48		2,062,245
19,453	7.99	10/25/42	[1]	20,912
89,418	8.50	6/25/30		93,976
6,349	17.84	3/25/39	[1]	7,595

				31,574,822

Government National Mortgage Association - 39.4%
1,810,375	4.73	5/20/51	[1]	1,730,295
1,851,855	4.75	5/20/51	[1]	1,764,985
4,055,299	4.77	8/20/51	[1]	3,892,521
424,373	5.00	8/20/48		423,138
3,215,168	5.00	1/20/51		3,163,239
5,808,896	5.00	2/20/51		5,685,386
304,200	5.00	6/20/52		303,097
730,144	5.50	12/20/49		730,356
3,037,742	5.50	12/20/50		3,071,119
2,523,577	5.50	1/20/51		2,546,802
1,651,471	5.50	4/20/51		1,682,846
10,649,411	5.50	5/20/51		10,786,681
11,435,071	5.50	6/20/51		11,553,033
13,152,636	5.50	7/20/51		13,259,233
1,374,458	5.50	10/20/51		1,387,316
6,078,029	5.92	2/20/51	[1]	6,182,390
198,060	6.00	12/20/35		200,884
198,333	6.00	3/20/48		202,666
1,117,526	6.00	3/20/49		1,124,085
331,470	6.00	5/20/49		337,533
1,609,111	6.50	8/20/48		1,634,831
716,970	6.50	10/20/48		753,810
649,013	6.50	1/20/49		682,757
191,687	6.50	3/20/54		194,646
1,927,376	6.59	4/20/50	[1]	1,980,379
747,136	7.00	11/20/48		775,314
214,144	7.03	2/20/45	[1]	226,424

				76,275,766

Vendee Mortgage Trust - 0.1%
248,547	6.33	7/15/30	[1]	251,278

				251,278

Total Collateralized Mortgage Obligations				140,659,728
(cost: $150,167,327)

Asset-Backed Securities - 0.5%

Federal Home Loan Mortgage Corporation - 0.1%
132,893	7.16	7/25/29		133,786

				133,786
Federal National Mortgage Association - 0.4%
SOFRRATE 30 Day
2,531	Average + 0.45%, 3.91	11/25/32	[1]	2,486

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

170,867	4.44	9/26/33	[14]	167,523
50,610	4.86	10/25/33	[14]	49,990
651,028	5.24	2/25/33	[14]	652,200

				872,199

Total Asset-Backed Securities				1,005,985
(cost: $1,019,876)

Put Options Purchased [19] - 0.1%				146,250
(cost: $167,327)
Quantity	Name of Issuer			Fair Value ($)

Short-Term Securities - 1.4%
2,662,225	Fidelity Inv. Money Mkt. Gvt. Fund, 3.53%			2,662,225

(cost: $2,662,225)

Total Investments in Securities - 99.6%
(cost: $202,851,263)				192,863,417

Other Assets and Liabilities - 0.4%				826,473

Net Assets - 100.0%				$193,689,890

1

Variable rate security. Rate disclosed is as of June 30, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

14	Step Coupon: A bond that pays a coupon rate that increases on a specified date(s). Rate disclosed is as of June 30, 2026.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

2

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Sit U.S. Government Securities Fund (Continued)

19	Options outstanding as of June 30, 2026 were as follows:

Description	Contracts	Exercise Price ($)	Expiration Date	Counterparty	Notional Amount ($)	Cost/ Premiums ($)	Value ($)

Put Options Purchased - U.S. Treasury Futures:

5-Year	288	107.00	August 2026	StoneX Financial, Inc.	30,816,000	167,327	146,250

A summary of the levels for the Fund’s investments as of June 30, 2026 is as follows:

	Investment in Securities

	Level 1	Level 2	Level 3
	Quoted Prices ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)
Mortgage Pass-Through Securities	—	38,525,963	—	38,525,963
U.S. Treasury / Federal Agency Securities	—	9,863,266	—	9,863,266
Collateralized Mortgage Obligations	—	140,659,728	—	140,659,728
Asset-Backed Securities	—	1,005,985	—	1,005,985
Put Options Purchased	146,250	—	—	146,250
Short-Term Securities	2,662,225	—	—	2,662,225
Total:	2,808,475	190,054,942	—	192,863,417

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

JUNE 30, 2026	3